SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	May 31, 2023
Accounting Policies [Abstract]
Cash equivalents	$ 0		$ 0		$ 0	$ 0
Texas railroad commission bond	50,000		50,000		50,000
Production capitalized costs	2,332,030		2,332,030		1,604,983	482,106
Impairment unproved properties			0	$ 0	0	0
Gain loss on sales of unproved properties			0	0	0	0
Capitalized developmental costs	0		0		0	0
Depreciation and amortization expense on oil and gas properties			0	0	0	0
Impairment proved properties			0	0	0	0
Stock based compensation expense	418,261	$ 5,636	1,305,413	$ 31,862	88,019	$ 53,205
Less amortization							$ 31,604
Net value	726,896		726,896
Unearned stock compensation	$ 384,891		$ 384,891		$ 124,274